Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		$ 1,799
Adjustments for current tax of prior periods	$ (288)
Revenu Quebec Agency [member] | 2011 to 2019 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		52
Canada Revenue Agency Reassessment [member] | 2011 to 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		1,676
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		$ 71